Employee Benefits Plan - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Equities	$ 1,204	$ 1,509
Bonds	3,930	3,667
Multi-asset	737	465
Property	33	57
Insurance	171	80
Derivatives	375	51
Cash and cash equivalents	678	324
Other	14	11
Total	7,142	6,164
U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	272	287
U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	11	12
All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	921	1,210
Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	888	749
Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	194	354
Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	605	799
Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	551	248
Government Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	1,169	985
Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	15	4
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	508	528
Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	99	81
Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	638	384
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	344	353
Bonds	374	441
Property	27	25
Cash and cash equivalents	408	110
Other	6	5
Total	1,159	934
Quoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	149	167
Quoted Plan Assets [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	11	12
Quoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	184	174
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	197	279
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2
Quoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	10	8
Quoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	7
Quoted Plan Assets [Member] | Government Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2
Quoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	2
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	154	154
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	860	1,156
Bonds	3,556	3,226
Multi-asset	737	465
Property	6	32
Insurance	171	80
Derivatives	375	51
Cash and cash equivalents	270	214
Other	8	6
Total	5,983	5,230
Unquoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	123	120
Unquoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	737	1,036
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	691	470
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	192	354
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	595	791
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	544	248
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	1,167	985
Unquoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	13	4
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	354	374
Unquoted Plan Assets [Member] | Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	99	81
Unquoted Plan Assets [Member] | Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 638	$ 384